Regulatory Requirements and Restrictions (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Regulatory Requirements And Restrictions Textuals [Abstract]
Average Daily Reserve Balances Required By Federal Reserve	$ 14,600,000,000	$ 12,900,000,000
Average Daily Reserve Balances In Excess Of Vault Cash Held With Federal Reserve	6,500,000,000	5,500,000,000
Subordinated Debt Qualified As Tier 3 Capital	0	0
Aggregate Issued And Outstanding Trust Securities Which Will Not Qualify As Tier 1 Capital Under Financial Reform Act	16,100,000,000
Issued And Outstanding Trust Securities Which Will Not Qualify As Tier 1 Capital Under Financial Reform Act As Portion Of Tier 1 Securities	0.0125
Hybrid Trust Securities Expected To Be Converted To Preferred Stock Prior To Date Of Implementation Excluded From Securities That Are Not Qualified As Tier 1 Capital Under Financial Reform Act	633,000,000
Minimum Amount Of Consolidated Assets Company Should Have To Be Considered Internationally Active Bank Holding Company Apart From Having Significant Activities In Non US Markets	250,000,000,000
Minimum On Balance Sheet Foreign Exposure Company Should Have To Be Considered Internationally Active Bank Holding Company Apart From Having Significant Activities In Non US Markets	10,000,000,000
Corporations Restricted Core Capital Elements Comprised Of Total Core Capital Elements In Percentage	9.10%
Tier One, Actual Ratio	4.00%
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%
Minimum Capital Ratios	0.02
Total Capital Ratio Includes Maximum Net Unrealized Pre Tax Gains On Afs Marketable Equity Securities	45.00%
Well-capitalized Banks [Member]
Regulatory Requirements And Restrictions Textuals [Abstract]
Tier One, Actual Ratio	4.00%
Bank of America, N.A. [Member]
Regulatory Requirements And Restrictions Textuals [Abstract]
Cash Dividends Paid to Parent Company by Consolidated Subsidiaries	9,800,000,000
Dividend Restriction, Amount Payable, Excluding Net Profits, to Parent Company by Consolidated Subsidiaries in Next 12 Months	4,500,000,000
Tier One, Actual Ratio	11.74%	10.78%
Total Capital And Tier One Risk Based Capital Required For Capital	15.17%	14.26%
Tier One Leverage, Actual Ratio	8.65%	7.83%
FIA Card Services, N.A. [Member]
Regulatory Requirements And Restrictions Textuals [Abstract]
Return of Capital Paid to Parent Company by Consolidated Subsidiaries	7,000,000,000
Dividend Restriction, Amount Payable, Excluding Net Profits, to Parent Company by Consolidated Subsidiaries in Next 12 Months	0
Tier One, Actual Ratio	17.63%	15.30%
Total Capital And Tier One Risk Based Capital Required For Capital	19.01%	16.94%
Tier One Leverage, Actual Ratio	14.22%	13.21%
National Banks [Member]
Regulatory Requirements And Restrictions Textuals [Abstract]
Dividend Restriction, Amount Payable, Excluding Net Profits, to Parent Company by Consolidated Subsidiaries in Next 12 Months	1,000,000,000
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	5.00%
Bank of America Corporation [Member]
Regulatory Requirements And Restrictions Textuals [Abstract]
Tier One, Actual Ratio	12.40%	11.24%
Total Capital And Tier One Risk Based Capital Required For Capital	16.75%	15.77%
Tier One Leverage, Actual Ratio	7.53%	7.21%
Capital	$ 126,690,000,000	$ 125,139,000,000
Capital to Risk Weighted Assets	9.86%	8.60%